Organization and Business Operation	12 Months Ended
Dec. 31, 2025
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION
1.	ORGANIZATION AND BUSINESS OPERATION

Health Ever Biotech Co., Ltd., was incorporated under the laws of Taiwan in August 2002 to research and develop new drugs for today’s great unmet medical needs and planned to manufacture and sell new drugs after receiving regulatory approval. In January 2018, HEB incorporated Jyong Biotech Ltd., (“Jyong” or the “Company”) under the laws of the Cayman Islands and was reorganized into the Company’s subsidiary in December 2018. After the reorganization, HEB was wholly owned by the Company in April 2019.

The Company and its subsidiaries’ (the “Group”) product candidates are led by “Botreso” (also known as Botreso®) and PCP. Botreso is a drug candidate in the clinic, developed for unmet medical needs of benign prostate hyperplasia/lower urinary tract symptoms (BPH/LUTS). The Group has completed four Phase III clinical trials in Taiwan and the U.S. and submitted a new drug application for Botreso to the U.S. Food and Drug Administration (“US FDA”) for review in December 2021, using Active Pharmaceutical Ingredient (API)-1, but voluntarily withdrew it in November 2022, in order to develop more information about API-2 for the U.S. FDA’s review. The Group is still in the process of providing the information required by the U.S. FDA and has not yet successfully demonstrated the comparability of API-1 and API-2. “PCP” is the other key new drug candidate developed for the prevention of prostate cancer. Similar to Botreso®, PCP works through its mechanism of antioxidant and anti-inflammatory. PCP contains several types of patented medical-grade active pharmaceutical ingredients that reduce oxidative stress and inflammatory cytokines (IL-6), both of which are causes of many chronic inflammatory diseases. The Group just completed phase II clinical trials of PCP in Taiwan. PCP has completed the data lock in May 2025, and statistical analysis of primary endpoint was completed in September 2025.

Initial Public Offering

On June 17, 2025, the Company consummated its initial public offering (“IPO”) of 2,666,667 ordinary shares at a public offering price per share of $7.5. The gross proceeds from IPO, before deducting the underwriting discounts and commissions and offering expenses were $20,000 with net proceeds of $17,771.

As of December 31, 2025, the Company’s subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Health Ever Biotech Co., Ltd. (“HEB”)	August 1, 2002	Taiwan	100% owned by the Company	Research, development, manufacturing
Genvace Biotechnology (“GB”)	September 14, 2021	Taiwan	100% owned by HEB	Research and development
Top ShunXing Bio-Tech Co., (“TSB”)	March 4, 2019	Hong Kong	100% owned by the Company	Investment holding
Innovative Biotech Co., (“IB”)	July 1, 2019	People’s Republic of China (“China”)	100% owned by TSB	Research, development, manufacturing
Jyong Biotech International Pte. Ltd.	September 29, 2022	Singapore	100% owned by the Company	Leasing of non-financial intangible assets